UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22164

Kimberlite Investment Trust

(Exact Name of Registrant as Specified in Charter)

230 Park Avenue, 28th Floor

New York, NY 10169

(Address of Principal Executive Offices)(Zip Code)

Neal Neilinger

230 Park Avenue, 28th Floor

New York, NY 10169

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (855) 318-2804

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Kimberlite Investment Trust

Kimberlite Floating Rate

Financial Services Capital Fund

Ticker: CEFFX

SEMI-ANNUAL REPORT

JUNE 30, 2016

(Unaudited)

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Portfolio composition is subject to change.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (UNAUDITED)

Shares		Value

PREFERRED STOCK - 91.00%

Asset-Back Securities - 5.70%
1,240	Bank of America Corp., 7.25%, 12/31/49	$ 28,185

Fire Marine & Casualty Insurance - 5.55%
1,093	Aspen Insurance Holding Ltd., 7.401%, 12/31/49	27,467

Life Insurance - 5.70%
1,100	Metlife, Inc., 5.346%, 12/31/49	28,226

National Commercial Banks - 51.53%
973	Citigroup, Inc., 7.125%, 12/31/49	28,032
1,005	Citigroup, Inc., 6.875%, 12/31/49	28,592
1,062	First Niagara Financial Group, Inc., 8.625%, 12/31/49	27,963
1,008	Regions Financial Corp., 6.375%, 12/31/49	28,355
1,157	SunTrust Bank, Inc., 5.757%, 12/31/49	28,138
1,055	U.S. Bancorp., 6.00%, 12/31/49	27,546
1,047	U.S. Bancorp., 5.15%, 12/31/49	28,122
951	Wells Fargo & Co., 6.625%, 12/31/49	28,302
1,025	Zions Bancorp., 6.30%, 12/31/49	30,033
		255,083
Security Brokers, Dealers & Flotation Companies - 17.00%
1,076	Goldman Sachs Group, Inc., 5.50%, 12/31/49	28,493
940	Morgan Stanley, 7.125%, 12/31/49	27,890
1,027	Morgan Stanley, 6.375%, 12/31/49	27,780
		84,163
State Commercial Banks - 5.52%
901	Fifth Third Bancorp., 6.625%, 12/31/49	27,327

TOTAL PREFERRED STOCK (Cost $447,853) - 91.00%		$ 450,451

MONEY MARKET FUND - 27.98%
138,502	Federated Treasury Obligations Fund #68 0.24% **	$ 138,502
TOTAL MONEY MARKET FUND (Cost $138,502) - 27.98%

TOTAL INVESTMENTS (Cost $586,355) - 118.98%		$ 588,953

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.98)%		(93,948)

NET ASSETS - 100.00%		$ 495,005

* Represents non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2016 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $586,355)	$ 588,953
Cash	1,000
Receivables:
Dividends and Interest	1,672
Due from Advisor	21,102
Prepaid Expenses	8,103
Total Assets	620,830
Liabilities:
Payables:
Distribution Fees	171
Shareholder Redemptions	3,172
Administrative Fees	983
Portfolio Securities Purchased	112,080
Accrued Expenses	9,419
Total Liabilities	125,825
Net Assets	$ 495,005

Net Assets Consist of:
Paid In Capital	$ 695,329
Accumulated Undistributed Net Investment Loss	(4,852)
Accumulated Realized Loss on Investments	(198,070)
Unrealized Appreciation in Value of Investments	2,598
Net Assets	$ 495,005

Shares Outstanding (Unlimited number of shares authorized, no par value)	49,361

Net Asset Value and Redemption Price Per Share	$ 10.03

Short-Term Redemption Price Per Share *	$ 9.93

* The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2016 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $16)	$ 1,470
Interest	1,182
Total Investment Income	2,652

Expenses:
Advisory Fees	3,957
Distribution Fees (Investor Class)	738
Transfer Agent & Accounting Fees	7,557
Administrative Fees	2,983
Registration Fees	4,144
Audit Fees	7,231
Legal Fees	2,133
Insurance Fees	1,554
Miscellaneous Fees	2,953
Custodial Fees	5,968
Printing and Mailing	269
Total Expenses	39,487
Fees Waived and Reimbursed by the Advisor	(31,983)
Net Expenses	7,504

Net Investment Loss	(4,852)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(47,008)
Capital Gain Distributions from Portfolio Companies	1,007
Net Change in Unrealized Appreciation on Investments	45,949
Net Realized and Unrealized Loss on Investments	(52)

Net Decrease in Net Assets Resulting from Operations	$ (4,904)

The accompanying notes are an integral part of these financial statements.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2016*	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (4,852)	$ (16,752)
Net Realized Gain (Loss) on Investments in Securities and Foreign Currency	(47,008)	136,992
Net Capital Gain Distributions from Investment Companies	1,007	334
Net Realized Loss on Investments in Options	-	(19,743)
Net Realized Loss Forward and Future Contracts	-	(1,383)
Net Realized Gain on Options Written	-	26,179
Net Realized Loss on Securities Sold Short	-	(16,607)
Change in Unrealized Appreciation (Depreciation) on Investments in Securities and Foreign Currency	45,949	(23,384)
Change in Unrealized Depreciation on Investments in Options	-	(782)
Change in Unrealized Depreciation on Forward and Future Contracts	-	(10,199)
Change in Unrealized Depreciation on Options Written	-	(1,341)
Change in Unrealized Appreciation on Securities Sold Short	-	14,849
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,904)	88,163

Net Capital Share Transactions	(600,371)	(1,353,244)

Total Decrease in Net Assets	(605,275)	(1,265,081)

Net Assets:
Beginning of Period	1,100,280	2,365,361

End of Period (including accumulated undistributed net investment income (loss) of $(4,852) and $0, respectively).	$ 495,005	$ 1,100,280

* Prior to December 31, 2015, The Fund was known as PSP Multi-Manager Fund.  As of January 1, 2016, a new investment adviser and investment strategy was implemented.  Please refer to www.sec.gov for more information.

The accompanying notes are an integral part of these financial statements.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for an Investor Class share outstanding throughout each period presented:

	(Unaudited) Six Months Ended 6/30/2016***

		Years Ended
		12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011

Net Asset Value, at Beginning of Period	$ 10.04	$ 10.08	$ 9.92	$ 9.42	$ 9.31	$ 10.08

From Investment Operations:
Net Investment Income (Loss) *	(0.08)	(0.12)	(0.22)	(0.02)	(0.01)	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.07	0.08	0.38	0.52	0.12	(0.74)
Total from Investment Operations	(0.01)	(0.04)	0.16	0.50	0.11	(0.52)

Distributions:
Realized Gains	-	-	-	-	-	(0.26)
Total from Distributions	-	-	-	-	-	(0.26)

Redemption Fees	- (a)	- (a)	-	- (a)	- (a)	0.01

Net Asset Value, at End of Period	$ 10.03	$ 10.04	$ 10.08	$ 9.92	$ 9.42	$ 9.31

Total Return **	(0.10)% (c)	(0.40)%	1.61%	5.31%	1.18%	(5.07)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 495	$ 1,100	$ 2,365	$ 2,547	$ 5,465	$ 7,636
Before Waiver:
Ratio of Expenses to Average Net Assets	13.48% (b)	16.19%	10.74%	3.12%	2.83%	2.62%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	N/A	15.62%	10.59%	3.12%	2.83%	2.62%
Ratio of Net Investment Loss to Average Net Assets	(12.57)% (b)	(13.87)%	(9.75)%	(1.69)%	(1.36)%	(1.19)%
After Waiver:
Ratio of Expenses to Average Net Assets	2.56% (b)	3.46%	3.15%	1.65%	1.51%	1.75%
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	N/A	2.90%	3.00%	1.65%	1.51%	(0.32)%
Ratio of Net Investment Loss to Average Net Assets	(1.66)% (b)	(1.14)%	(2.16)%	(0.22)%	(0.03)%	(0.32)%
Portfolio Turnover	233% (c)	119%	115%	0%	59%	414%

(a) Amount is less than $0.01 per share.

(b) Annualized.

(c) Not Annualized.

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Total Return in the above table represents the rate that the investor would have earned or lost on an      investment in the Fund assuming reinvestment of all Fund distributions.

*** Prior to December 31, 2015, The Fund was known as PSP Multi-Manager Fund.  As of January 1, 2016, a new investment adviser and investment strategy was implemented.  Please refer to www.sec.gov for more information.

The accompanying notes are an integral part of these financial statements.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2016 (UNAUDITED)

NOTE 1. ORGANIZATION

The Kimberlite Investment Trust (the “Trust”) was organized on December 21, 2007 as a Delaware statutory trust.  The sole series of shares of the Trust is the Kimberlite Floating Rate Financial Services Capital Fund (the “Fund”), an open-end management investment company.  Prior to May 15, 2014, the Trust was known as the Congressional Effect Family of Funds, prior to August 25, 2014 the Fund was known as the Congressional Effect Fund, and prior to February 2, 2016 the Fund was known as the PSP Multi-Manager Fund.  The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value.  Currently, the only class of shares issued is the Investor Class shares. The Fund is diversified.  Kimberlite Asset Management, LLC (the “Adviser”) serves as the Fund’s investment adviser that manages the investments in the Fund’s portfolio.

The investment objective of the Fund is to generate capital appreciation and income.

Principal Investment Strategy of the Fund - Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred and debt securities issued by U.S. and non-U.S. companies in the financial sector

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities, including short positions, are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, are valued at the bid price.  Securities for which market values are not readily available, or for which the Adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Adviser at their fair values pursuant to guidelines established by the Board, and under the ultimate oversight of the Board.  Short-term fixed income

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

securities with remaining maturities of 60 days or less and of sufficient credit quality are valued at amortized cost.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 1.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. The Fund collected $1,472 during the six months ended June 30, 2016.

Income Taxes - The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended June 30, 2016, related to uncertain tax positions expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended June 30, 2016, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

Financial Instruments—Assets
Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 450,451	$ -	$ -	$ 450,451
Money Market Fund	138,502	-	-	138,502
Total	$ 588,953	$ -	$ -	$ 588,953

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2016. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2016. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Kimberlite Asset Management, LLC, a Delaware limited liability company, currently serves as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s average daily net assets.

In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.50% of the average daily net assets of the Fund, from April 29, 2016 through April 30, 2017.  Prior to April 29, 2016, the Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 2.64% of the average daily net assets of the Fund.  Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

exceeding the expense limitation.  In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement.  Allowable recoupment by the Adviser, under the Expense Limitation Agreement is calculated at the end of each fiscal year.

For the six months ended June 30, 2016, the Adviser earned $3,957 under the Advisory Agreement.  During the six months ended June 30, 2016, the Adviser waived $31,983 pursuant to the Expense Limitation Agreement.  As of June 30, 2016, the Adviser owed the Fund $21,102 for fees and expenses waived pursuant to the Expense Limitation Agreement.

NOTE 5. DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Shares.  Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Fund’s Investor Class shares, or for other expenses associated with distributing these shares.  The Fund may expend up to 0.25% of the Investor Class shares’ respective average daily net assets to pay for any activity primarily intended to result in the sale of these share classes and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.  During the six months ended June 30, 2016, the Fund accrued $738 in distribution fees.  At June 30, 2016, the Fund owed $171 in distribution fees.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at June 30, 2016, was $695,329 representing 49,361 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Capital	Shares	Capital
Shares sold	-	$ -	53,706	$ 556,237
Shares reinvested	-	-	-	-
Shares redeemed	(60,179)	(601,843)	(178,848)	(1,909,481)
Net Decrease	(60,179)	$(601,843)	(125,142)	$(1,353,244)

There was $1,472 in redemption fees were collected for the Fund during the six months ended June 30, 2016.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2015, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, aggregated to $559,768 and $170,398, respectively.

NOTE 8. TAX MATTERS

The Fund did not pay a distribution for the six months ended June 30, 2016, and the year ended December 31, 2015.

At June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Other Book/Tax Differences	$ (-)
Unrealized appreciation on value of investments	2,598
Total accumulated earnings	$ 2,598

At June 30, 2016, the cost of investments for federal income tax purposes was $586,355 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 2,836
Unrealized depreciation	(238)
Net unrealized appreciation	$ 2,598

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal and state tax returns for the prior three fiscal years (2012-2015) remain subject to examination by the Internal Revenue Service.

NOTE 9. COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2016 (UNAUDITED)

NOTE 10. FINANCIAL SERVICES RISK

The Fund concentrates its investments in companies operating in the financial services industry, which means the Fund is less diversified than a fund investing in a broader range of securities. As a result, the Fund's investments and performance are particularly sensitive to general market and economic conditions as well as other risks specific to the financial services industry. For example, increases in interest rates, price competition, and corporate and consumer debt defaults can have a negative effect on the profitability of financial services companies. In addition, the financial services industry, including banks, insurance companies and investment banking firms, have recently experienced significant losses in value and the possible recapitalization of such companies (excluding direct investments by the U.S. Government) may present greater risks of loss to shareholders and other security holders.

Companies in the financial services sector include: commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. Due to the wide variety of companies in the financial services sector, they may react in different ways to changes in economic and market conditions.

Risks of investing in the financial services sector include the following. Systemic risk, which is the risk that factors outside the control of a particular financial institution – like the failure of another, significant financial institution or material disruptions to the credit markets – may adversely affect the ability of the financial institution to operate normally or may impair its financial condition.  Risks associated with changes in interest rates, including the risk that unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector.  In addition, financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Financial services companies may also have exposure to investments or agreements which under certain circumstances may lead to losses, e.g., sub-prime loans. Financial services companies are also subject to extensive government regulation, which tends to limit product lines and operations, as well as the amount and types of loans and other financial commitments a financial services company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.

The financial services industry continues to undergo change as existing distinctions between banking, insurance and brokerage businesses become blurred. In addition, the financial services industry continues to experience consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund, but it is not possible to predict whether the effect will be beneficial or adverse. That depends not only upon how these changes affect the industry, but also how the particular securities in the Fund's portfolio are affected.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

EXPENSE ILLUSTRATION

JUNE 30, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the Kimberlite Floating Rate Financial Services Capital Fund (the "Fund"), you incur ongoing costs, and do not consist of transactional costs, and typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 to June 30, 2016

Actual	$1,000.00	$999.00	$12.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.13	$12.81

* Expenses are equal to the Fund's annualized expense ratio of 2.56%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

TRUSTEES & OFFICERS

JUNE 30, 2016 (UNAUDITED)

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act), by virtue of their affiliation with either the Trust or the Adviser are indicated in the table.

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Independent Trustees
Frank Codey 230 Park Avenue, 28th Floor New York, NY 10169 Year of Birth: 1964	Trustee	Since 2015

President of The Colt Group, LLC (a financial services consulting firm) (2013 - Present); President of Financial Intellect (financial industry data and research provider) (2013 – Present); President and Chief Operating Officer of Equinox Group Distributors (2011- 2013); Director of Operations at Braver Stern Securities (2010 – 2011).

				One	None
Alan M. Bluestine 230 Park Avenue, 28th Floor New York, NY 10169 Year of Birth: 1964	Trustee	Since 2015	Chief Operating Officer of RockView Management, LLC (investment advisory firm) (2007 – Present).	One	None
Interested Trustee*
Neal Neilinger 230 Park Avenue, 28th Floor New York, NY 10169 Year of Birth: 1964	Trustee, President and Treasurer	Since 2015

President of Kimberlite Asset Management, LLC (2015 – present); President and Chief Compliance Officer of Congressional Capital Management, LLC (2012 – present); Chief Investment Officer and Vice Chairman of Aladdin Capital (2008-2012)

				One	None
Officers
Vito Marangelli 1560 73rd Street Brooklyn, NY 11228 Year of Birth: 1966	Chief Compliance Officer	Since 2016

Vice President and Compliance Officer of  Kimberlite Asset Management, LLC (2014 – Present); Senior Compliance Officer of JP Morgan Chase & Co. (2014); Managing Partner of  MP Compliance Associates, LLC (2013 – 2014); Principal Examiner of Financial Industry Regulatory Authority (2005 – 2013)

				n/a	n/a
John Kelly 230 Park Avenue, 28th Floor New York, NY 10169 Year of Birth: 1991	Secretary	Since 2015	Analyst, Kimberlite Group (since June 2015). Previously, Mr. Kelly was a student at Johns Hopkins University, where he graduated in 2015 with a BA in Economics.	n/a	n/a

* The Interested Trustee is an Interested Trustee because he is an officer and employee of the Adviser.

KIMBERLITE FLOATING RATE FINANCIAL SERVICES CAPITAL FUND

ADDITIONAL INFORMATION

JUNE 30, 2016 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-318-2804, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-318-2804 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-855-318-2804 to request a copy of the SAI or to make shareholder inquiries.

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Kimberlite Investment Trust

Item 2. Code of Ethics.

(a)    The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)    During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)    During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of trustees has determined that Robert J. Cresci, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert. Mr. Cresci is “independent” as that term is defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kimberlite Investment Trust

/s/ Neal Neilinger

Neal Neilinger

President, Treasurer and Trustee

Date: September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Neal Neilinger

Neal Neilinger

President, Treasurer and Trustee

Date: September 6, 2016